Average Annual Total Returns{- Fidelity International Small Cap Fund} - 10.31 Fidelity International Small Cap Fund - AMCIZ PRO-11 - Fidelity International Small Cap Fund	Fidelity Advisor International Small Cap Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor International Small Cap Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor International Small Cap Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor International Small Cap Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor International Small Cap Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor International Small Cap Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor International Small Cap Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor International Small Cap Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor International Small Cap Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor International Small Cap Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor International Small Cap Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor International Small Cap Fund: Class Z Return Before Taxes Inception Date	F2152 Past 1 year	F2152 Past 5 years	F2152 Past 10 years	F2151 Past 1 year	F2151 Past 5 years	F2151 Past 10 years
Total	14.16%	7.70%	8.69%	13.78%	6.97%	7.69%	8.97%	6.10%	6.93%	16.53%	7.89%	8.64%	19.21%	8.14%	8.52%	21.44%	9.30%	9.70%	21.59%		5.41%	[1]	Oct. 02, 2018	22.59%	7.17%	7.15%	22.59%	7.17%	8.03%

[1]	(a)Since inception October 2, 2018.